J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Dynamic Growth Fund

JPMorgan Equity Focus Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated February 16, 2017

to the Summary Prospectuses and

Prospectuses dated November 1, 2016, as supplemented

DYNAMIC GROWTH FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the Dynamic Growth Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following.

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Giri Devulapally	2017	Managing Director
Joseph Wilson	2016	Executive Director

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Dynamic Growth Fund” is hereby deleted in its entirety and replaced by the following:

Dynamic Growth Fund

The portfolio management team is led by Giri Devulapally, Managing Director of JPMIM, and Joseph Wilson, Executive Director of JPMIM. Mr. Devulapally is the lead portfolio manager on the Fund and is a senior member of the U.S. Equity Growth portfolio management team. Mr. Wilson is a portfolio manager and research analyst for the Fund, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. Mr. Devulapally has been a portfolio manager in the JPMorgan U.S. Equity Group since 2003 when he joined JPMIM. Mr. Wilson, an employee since 2014 and portfolio manager since 2016, is a research analyst within the U.S. Equity group. Mr. Wilson is also responsible for the technology sector for JPMIM’s large cap growth portfolios. Prior to joining the firm, Mr. Wilson spent six years as a buy side analyst for UBS Global Asset Management, where he covered the technology sector for the Large Cap Growth team from 2010 to 2014, and the Mid Cap Growth team in 2009.

EQUITY FOCUS FUND

Effective immediately, the portfolio manager information in the section titled “Management” in the Equity Focus Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc.

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Jonathan K.L. Simon	2011	Managing Director
Timoty Parton	2017	Managing Director

SUP-USEQ-217

In addition, the paragraph in the section titled “The Funds’ Management and Administration — The Portfolio Managers — Equity Focus Fund” is hereby deleted in its entirety and replaced by the following:

Equity Focus Fund

The portfolio management team is led by Jonathan K.L. Simon, Managing Director of JPMIM, and Timoty Parton, Managing Director of JPMIM. Mr. Simon is primarily responsible for the Fund’s value investments while Mr. Parton is primarily responsible for the Fund’s growth investments. Mr. Simon has worked as a portfolio manager for JPMIM and its affiliates (or their predecessors) since 1987 and has been employed by the firm since 1980. Mr. Parton has worked as a portfolio manager for JPMIM or its affiliates (or their predecessors) since 1988 and has been employed by the firm since 1986.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Dynamic Growth Fund

JPMorgan Equity Focus Fund

(All Share Classes)

(each, a series of JPMorgan Trust I)

Supplement dated February 16, 2017

to the Statement of Additional Information

dated November 1, 2016 as supplemented

Effective immediately, the information in the SAI under the headings “Portfolio Managers – Portfolio Managers’ Other Accounts Managed” and “Portfolio Managers – Portfolio Managers’ Ownership of Securities” with respect to the JPMorgan Dynamic Growth Fund and JPMorgan Equity Focus Fund is hereby deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts that are managed by each portfolio manager as of June 30, 2016:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Dynamic Growth Fund
Giri Devulapally	2	$1,345,777	2	$980,049	12	$2,460,623
Joseph Wilson	0	0	0	0	0	0

Equity Focus Fund
Jonathan Simon	18	46,339,335	11	10,862,924	48	10,021,345
Timothy Parton	9	12,234,094	2	1,478,226	10	721,107

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of June 30, 2016:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)	Number of Accounts	Total Assets ($ thousands)
Dynamic Growth Fund
Giri Devulapally	0	$0	0	$0	0	$0
Joseph Wilson	0	0	0	0	0	0

Equity Focus Fund
Jonathan Simon	0	0	0	0	0	0
Timothy Parton	0	0	0	0	0	0

SUP-SAI-USEQ-217

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of shares beneficially owned by each portfolio manager, as of June 30, 2016, unless otherwise indicated:

Dollar Range of Securities in the Fund
	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Dynamic Growth Fund
Giri Devulapally*	X
Joseph Wilson	X

Equity Focus Fund
Jonathan Simon					X
Timothy Parton*	X

*	As of January 31, 2017

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL INFORMATION

FOR FUTURE REFERENCE